Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01431
Entity Tax Identification Number	87-6391045
Entity Address, Postal Zip Code	10019
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Address Line Two	33rd Floor
Entity Address, Address Line One	40 West 57th Street
City Area Code	212
Local Phone Number	287-6767
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001838126